Income Taxes - Summary of Reconciliation of the Statutory Federal Income Tax Rate to the Company's Effective Tax Rate (Detail) - Bird Rides [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Federal statutory income tax rate			21.00%	21.00%
Mark-to-market adjustments of Earnout and Earn Back Shares			5.50%	0.00%
Executive compensation			(4.70%)	0.00%
Valuation allowance			(22.80%)	(22.90%)
Other			1.00%	1.90%
Effective income tax rate	0.36%	0.03%	(0.10%)	0.00%